Other assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other assets	$ 4,051	$ 3,885
Other assets current	1,550	1,570
Other assets non current	2,501	2,315
Other liabilites	3,825	4,905
Other liabilites current	2,205	3,015
Other liabilites non current	1,620	1,890
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	914	1,200
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	611	716
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	270	692
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	681	708
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	301	376
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	276	337
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	129	62
Obligations Arising From Acquisition Of Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	130	156
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	99	138
Others [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	414	520
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	750	1,009
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	2,207	1,814
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other assets	351	453
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	29	92
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	378	255
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 336	$ 262